Intangible Assets - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 153,268			$ 108,341
Ending balance	154,093	$ 7,846		153,268	$ 108,341
Right to produce and distribute trademark products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	85,338			66,392
Ending balance	91,901			85,338	66,392
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	51,857			33,850
Ending balance	43,449			51,857	33,850
Trademark rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,225			1,481
Ending balance	7,185			6,225	1,481
Other indefinite lived intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,151			1,246
Ending balance	2,257			2,151	1,246
Total unamortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	145,571			102,969
Ending balance	144,793			145,571	102,969
Technology costs and management systems [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,187			3,271
Ending balance	3,841			4,187	3,271
Systems in Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	798			683
Ending balance	1,291			798	683
Alcohol licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,040			923
Ending balance	1,180			1,040	923
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,672			495
Ending balance	2,988			1,672	495
Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7,697			5,372
Ending balance	9,300			7,697	5,372
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	156,283			110,663	103,491
Purchases	3,344			1,296	1,219
Acquisitions from business combinations	4,375			23,679	13,134
Changes in fair value of past acquisitions	(306)			2,372
Disposals	110			(360)	(469)
Effect of movements in exchange rates	(3,667)			17,181	(7,849)
Changes in value on the recognition of inflation effects	(552)			1,361	1,109
Venezuela deconsolidation effect	(139)
Capitalization of borrowing costs				11	28
Ending balance	159,448			156,283	110,663
Cost [member] | Right to produce and distribute trademark products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	85,338			66,392	70,263
Purchases	1,288
Acquisitions from business combinations	4,144			9,602
Changes in fair value of past acquisitions	5,167
Effect of movements in exchange rates	(2,563)			8,124	(4,992)
Changes in value on the recognition of inflation effects	(727)			1,220	1,121
Ending balance	92,647			85,338	66,392
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	51,857			33,850	25,174
Acquisitions from business combinations	140			12,276	11,369
Changes in fair value of past acquisitions	(7,022)			(2,385)
Effect of movements in exchange rates	(1,526)			8,116	(2,693)
Ending balance	43,449			51,857	33,850
Cost [member] | Trademark rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,225			1,481	1,514
Purchases				3
Acquisitions from business combinations	5			239
Changes in fair value of past acquisitions	836			4,315
Effect of movements in exchange rates	119			187	(33)
Ending balance	7,185			6,225	1,481
Cost [member] | Other indefinite lived intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,187			1,282	63
Purchases	6
Acquisitions from business combinations				1,067	1,238
Changes in fair value of past acquisitions	9			(554)
Effect of movements in exchange rates	91			392	(19)
Ending balance	2,293			2,187	1,282
Cost [member] | Total unamortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	145,607			103,005	97,014
Purchases	1,294			3
Acquisitions from business combinations	4,289			23,184	12,607
Changes in fair value of past acquisitions	(1,010)			1,376
Effect of movements in exchange rates	(3,879)			16,819	(7,737)
Changes in value on the recognition of inflation effects	(727)			1,220	1,121
Ending balance	145,574			145,607	103,005
Cost [member] | Technology costs and management systems [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	6,124			4,890	3,225
Purchases	464			345	480
Acquisitions from business combinations	6			318	328
Changes in fair value of past acquisitions	(188)
Transfer of completed development systems	412			304	1,085
Disposals	110			(336)	(150)
Effect of movements in exchange rates	175			451	(94)
Changes in value on the recognition of inflation effects				141	(12)
Capitalization of borrowing costs				11	28
Ending balance	7,103			6,124	4,890
Cost [member] | Systems in Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	798			683	1,554
Purchases	920			609	458
Acquisitions from business combinations				3
Transfer of completed development systems	(412)			(304)	(1,085)
Disposals					(242)
Effect of movements in exchange rates	(15)			(193)	(2)
Ending balance	1,291			798	683
Cost [member] | Alcohol licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,416			1,225	1,027
Purchases	221			191	198
Ending balance	1,637			1,416	1,225
Cost [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,338			860	671
Purchases	445			146	83
Acquisitions from business combinations	80			174	199
Changes in fair value of past acquisitions	892			1,078
Disposals				(24)	(77)
Effect of movements in exchange rates	52			104	(16)
Changes in value on the recognition of inflation effects	175
Venezuela deconsolidation effect	(139)
Ending balance	3,843			2,338	860
Cost [member] | Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10,676			7,658	6,477
Purchases	2,050			1,291	1,219
Acquisitions from business combinations	86			495	527
Changes in fair value of past acquisitions	704			1,078
Disposals	110			(360)	(469)
Effect of movements in exchange rates	212			362	(112)
Changes in value on the recognition of inflation effects	175			141	(12)
Venezuela deconsolidation effect	(139)
Capitalization of borrowing costs				11	28
Ending balance	13,874			10,676	7,658
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3,015)			(2,322)	(1,964)
Amortization expense	(1,259)			(1,006)	(604)
Impairment losses	(110)
Disposals				349	168
Effect of movements in exchange rates	(106)			(36)	78
Venezuela deconsolidation effect	(120)
Venezuela impairment	(745)
Ending balance	(5,354)			(3,015)	(2,322)
Accumulated depreciation, amortisation and impairment [member] | Right to produce and distribute trademark products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Venezuela impairment	(745)
Ending balance	(745)
Accumulated depreciation, amortisation and impairment [member] | Other indefinite lived intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(36)			(36)	(36)
Ending balance	(36)			(36)	(36)
Accumulated depreciation, amortisation and impairment [member] | Total unamortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(36)			(36)	(36)
Venezuela impairment	(745)
Ending balance	(781)			(36)	(36)
Accumulated depreciation, amortisation and impairment [member] | Technology costs and management systems [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,937)			(1,619)	(1,343)
Amortization expense	(961)			(630)	(461)
Impairment losses	(110)
Disposals				313	126
Effect of movements in exchange rates	(254)			(1)	59
Ending balance	(3,262)			(1,937)	(1,619)
Accumulated depreciation, amortisation and impairment [member] | Alcohol licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(376)			(302)	(235)
Amortization expense	(81)			(74)	(67)
Ending balance	(457)			(376)	(302)
Accumulated depreciation, amortisation and impairment [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(666)			(365)	(350)
Amortization expense	(217)			(302)	(76)
Disposals				36	42
Effect of movements in exchange rates	148			(35)	19
Venezuela deconsolidation effect	(120)
Ending balance	(855)			(666)	(365)
Accumulated depreciation, amortisation and impairment [member] | Total amortized intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,979)			(2,286)	(1,928)
Amortization expense	(1,259)			(1,006)	(604)
Impairment losses	(110)
Disposals				349	168
Effect of movements in exchange rates	(106)			(36)	78
Venezuela deconsolidation effect	(120)
Ending balance	$ (4,574)			$ (2,979)	$ (2,286)

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3